Condensed unaudited interim consolidated statements of shareholders' equity (deficiency) - USD ($)	Total	Capital Stock	Additional Paid-In Capital	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)
Balance, shares at Nov. 30, 2021		33,092,665
Balance, amount at Nov. 30, 2021	$ (8,155,218)	$ 49,175,630	$ 44,626,436	$ 284,421	$ (102,241,705)
Beneficial conversion feature related to Debentures (Note 5)	20,833	0	20,833	0	0
Net Income (Loss)	(1,721,626)	$ 0	0	0	(1,721,626)
Balance, shares at May. 31, 2022		33,092,665
Balance, amount at May. 31, 2022	(9,856,011)	$ 49,175,630	44,647,269	284,421	(103,963,331)
Balance, shares at Nov. 30, 2022		33,092,665
Balance, amount at Nov. 30, 2022	(10,576,735)	$ 49,175,630	45,097,313	284,421	(105,134,099)
Net Income (Loss)	(2,299,086)	$ 0	0	0	(2,299,086)
Balance, shares at May. 31, 2023		33,092,665
Balance, amount at May. 31, 2023	(12,875,821)	$ 49,175,630	45,097,313	284,421	(107,433,185)
Balance, shares at Nov. 30, 2022		33,092,665
Balance, amount at Nov. 30, 2022	(10,576,735)	$ 49,175,630	45,097,313	284,421	(105,134,099)
Net Income (Loss)	(2,299,086)
Balance, amount at Aug. 31, 2023	(12,875,821)
Balance, shares at May. 31, 2023		33,092,665
Balance, amount at May. 31, 2023	(12,875,821)	$ 49,175,630	$ 45,097,313	$ 284,421	$ (107,433,185)
Net Income (Loss)	(1,889,227)
Balance, amount at Aug. 31, 2023	$ (12,875,821)